Trade and other receivables - Schedule of Wireless Device Financing Plan Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current	$ (120)	$ (118)
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current	1,063	1,052
Non-current	410	401
Total wireless equipment installment plan receivables	1,473	1,453
Current Assets | Wireless Equipment Installment Plan | Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	45	45
Non-Current Assets | Wireless Equipment Installment Plan | Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	$ 12	$ 15